Shareholder Report	12 Months Ended
Nov. 30, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Cohen & Steers Future of Energy Fund, Inc.
Entity Central Index Key	0001580956
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Future of Energy Fund, Inc.
Class Name	Class A
Trading Symbol	MLOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Cohen & Steers Future of Energy Fund, Inc. (Fund) for the period December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$133	1.25%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last year and what affected its performance?

The share class had a 12.18% total return in the 12 months ended November 30, 2025, compared with the Linked Index,[1] which returned -1.97%, and the MSCI World Index - net, which returned 16.99%.

An out-of-index allocation to the renewable energy equipment sector helped the Fund's relative performance in the period compared with the Linked Index,[1] as the Fund's holdings in the sector had a sizable gain. Stock selection in the exploration & production sector also aided performance, due in part to a non-investment in Texas Pacific Land, which had a large decline in the period. An out-of-index allocation to power generation companies further contributed positively to relative performance.

Factors that detracted from relative performance included an underweight and stock selection in the refining & marketing sector, due mainly to the timing of an allocation to Valero Energy. An out-of-index position in the drilling support sector detracted as well; the allocation consisted of a position in Seadrill Limited, which had a significant decline in the period. The timing of the Fund's allocation to renewable energy development further hindered performance.

The Fund used derivatives in the form of forward foreign currency exchange contracts to manage currency risk on certain Fund positions denominated in foreign currencies. The currency exchange contracts significantly detracted from the Fund's total return for the 12 months ended November 30, 2025.

Top contributors	Top detractors
Renewable Energy Equipment	Refining & Marketing
Exploration & Production	Drilling & Drilling Support
Power Generation	Renewable Energy Project Development

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of November 30, 2025)
	1 Year	5 Years	10 Years
With sales charge[2]	7.13%	19.56%	7.30%
Without sales charge	12.18%	20.67%	7.80%
MSCI World Index - net	16.99%	12.90%	11.88%
Linked Index[1]	-1.97%	15.61%	7.66%

No Deduction of Taxes [Text Block]	Unless otherwise noted, index performance does not reflect the deductions of any fees, taxes or expenses.
Net Assets	$ 123,778,411
Holdings Count | shares	39
Advisory Fees Paid, Amount	$ 525,806
Investment Company, Portfolio Turnover	115.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of November 30, 2025)
Net assets	$123,778,411
Number of portfolio holdings (excluding derivatives)	39
Portfolio turnover rate	115%
Net advisory fees paid	$525,806

Holdings [Text Block]
Portfolio holdings (as of November 30, 2025)

Top ten holdings[3,4]	(%)
Chevron Corp.	9.7%
Marathon Petroleum Corp.	5.7%
First Solar, Inc.	5.4%
Suncor Energy, Inc.	5.1%
TC Energy Corp.	4.8%
Energy Transfer LP	4.5%
ConocoPhillips	4.5%
Shell PLC	4.4%
EQT Corp.	3.8%
Nextpower, Inc.	3.7%

Sector diversification[3,5]	(%)
Integrated Oils	25.6%
Exploration & Production	13.9%
Midstream - Oil & Gas	13.3%
Power Generation	9.9%
Renewable Energy Equipment	8.4%
Refining & Marketing	6.7%
Integrated Electric Utilities	5.9%
Measurement Instruments	3.7%
Oilfield Services & Equipment	3.3%
Other (includes short-term Investments)	9.3%

Country diversification[3,5]	(%)
United States	68.5%
Canada	15.8%
Denmark	5.2%
Germany	5.1%
Spain	2.2%
Netherlands	1.1%
Australia	0.6%
Finland	0.5%
Other (includes short-term Investments)	1.0%

Largest Holdings [Text Block]

Top ten holdings[3,4]	(%)
Chevron Corp.	9.7%
Marathon Petroleum Corp.	5.7%
First Solar, Inc.	5.4%
Suncor Energy, Inc.	5.1%
TC Energy Corp.	4.8%
Energy Transfer LP	4.5%
ConocoPhillips	4.5%
Shell PLC	4.4%
EQT Corp.	3.8%
Nextpower, Inc.	3.7%

Class C
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Future of Energy Fund, Inc.
Class Name	Class C
Trading Symbol	MLOCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Cohen & Steers Future of Energy Fund, Inc. (Fund) for the period December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$201	1.90%

Expenses Paid, Amount	$ 201
Expense Ratio, Percent	1.90%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last year and what affected its performance?

The share class had a 11.39% total return in the 12 months ended November 30, 2025, compared with the Linked Index,[1] which returned -1.97%, and the MSCI World Index - net, which returned 16.99%.

An out-of-index allocation to the renewable energy equipment sector helped the Fund's relative performance in the period compared with the Linked Index,[1] as the Fund's holdings in the sector had a sizable gain. Stock selection in the exploration & production sector also aided performance, due in part to a non-investment in Texas Pacific Land, which had a large decline in the period. An out-of-index allocation to power generation companies further contributed positively to relative performance.

Factors that detracted from relative performance included an underweight and stock selection in the refining & marketing sector, due mainly to the timing of an allocation to Valero Energy. An out-of-index position in the drilling support sector detracted as well; the allocation consisted of a position in Seadrill Limited, which had a significant decline in the period. The timing of the Fund's allocation to renewable energy development further hindered performance.

The Fund used derivatives in the form of forward foreign currency exchange contracts to manage currency risk on certain Fund positions denominated in foreign currencies. The currency exchange contracts significantly detracted from the Fund's total return for the 12 months ended November 30, 2025.

Top contributors	Top detractors
Renewable Energy Equipment	Refining & Marketing
Exploration & Production	Drilling & Drilling Support
Power Generation	Renewable Energy Project Development

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of November 30, 2025)
	1 Year	5 Years	10 Years
With sales charge	10.39%[2]	19.88%	7.09%
Without sales charge	11.39%	19.88%	7.09%
MSCI World Index - net	16.99%	12.90%	11.88%
Linked Index[1]	-1.97%	15.61%	7.66%

No Deduction of Taxes [Text Block]	Unless otherwise noted, index performance does not reflect the deductions of any fees, taxes or expenses.
Net Assets	$ 123,778,411
Holdings Count | shares	39
Advisory Fees Paid, Amount	$ 525,806
Investment Company, Portfolio Turnover	115.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of November 30, 2025)
Net assets	$123,778,411
Number of portfolio holdings (excluding derivatives)	39
Portfolio turnover rate	115%
Net advisory fees paid	$525,806

Holdings [Text Block]
Portfolio holdings (as of November 30, 2025)

Top ten holdings[3,4]	(%)
Chevron Corp.	9.7%
Marathon Petroleum Corp.	5.7%
First Solar, Inc.	5.4%
Suncor Energy, Inc.	5.1%
TC Energy Corp.	4.8%
Energy Transfer LP	4.5%
ConocoPhillips	4.5%
Shell PLC	4.4%
EQT Corp.	3.8%
Nextpower, Inc.	3.7%

Sector diversification[3,5]	(%)
Integrated Oils	25.6%
Exploration & Production	13.9%
Midstream - Oil & Gas	13.3%
Power Generation	9.9%
Renewable Energy Equipment	8.4%
Refining & Marketing	6.7%
Integrated Electric Utilities	5.9%
Measurement Instruments	3.7%
Oilfield Services & Equipment	3.3%
Other (includes short-term Investments)	9.3%

Country diversification[3,5]	(%)
United States	68.5%
Canada	15.8%
Denmark	5.2%
Germany	5.1%
Spain	2.2%
Netherlands	1.1%
Australia	0.6%
Finland	0.5%
Other (includes short-term Investments)	1.0%

Largest Holdings [Text Block]

Top ten holdings[3,4]	(%)
Chevron Corp.	9.7%
Marathon Petroleum Corp.	5.7%
First Solar, Inc.	5.4%
Suncor Energy, Inc.	5.1%
TC Energy Corp.	4.8%
Energy Transfer LP	4.5%
ConocoPhillips	4.5%
Shell PLC	4.4%
EQT Corp.	3.8%
Nextpower, Inc.	3.7%

Class I
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Future of Energy Fund, Inc.
Class Name	Class I
Trading Symbol	MLOIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Cohen & Steers Future of Energy Fund, Inc. (Fund) for the period December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$96	0.90%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last year and what affected its performance?

The share class had a 12.56% total return in the 12 months ended November 30, 2025, compared with the Linked Index,[1] which returned -1.97%, and the MSCI World Index - net, which returned 16.99%.

An out-of-index allocation to the renewable energy equipment sector helped the Fund's relative performance in the period compared with the Linked Index,[1] as the Fund's holdings in the sector had a sizable gain. Stock selection in the exploration & production sector also aided performance, due in part to a non-investment in Texas Pacific Land, which had a large decline in the period. An out-of-index allocation to power generation companies further contributed positively to relative performance.

Factors that detracted from relative performance included an underweight and stock selection in the refining & marketing sector, due mainly to the timing of an allocation to Valero Energy. An out-of-index position in the drilling support sector detracted as well; the allocation consisted of a position in Seadrill Limited, which had a significant decline in the period. The timing of the Fund's allocation to renewable energy development further hindered performance.

The Fund used derivatives in the form of forward foreign currency exchange contracts to manage currency risk on certain Fund positions denominated in foreign currencies. The currency exchange contracts significantly detracted from the Fund's total return for the 12 months ended November 30, 2025.

Top contributors	Top detractors
Renewable Energy Equipment	Refining & Marketing
Exploration & Production	Drilling & Drilling Support
Power Generation	Renewable Energy Project Development

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average annual total returns (%)* (as of November 30, 2025)
	1 Year	5 Years	10 Years
Class I2	12.56%	21.06%	8.16%
MSCI World Index - net	16.99%	12.90%	11.88%
Linked Index[1]	-1.97%	15.61%	7.66%

No Deduction of Taxes [Text Block]	Unless otherwise noted, index performance does not reflect the deductions of any fees, taxes or expenses.
Net Assets	$ 123,778,411
Holdings Count | shares	39
Advisory Fees Paid, Amount	$ 525,806
Investment Company, Portfolio Turnover	115.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of November 30, 2025)
Net assets	$123,778,411
Number of portfolio holdings (excluding derivatives)	39
Portfolio turnover rate	115%
Net advisory fees paid	$525,806

Holdings [Text Block]
Portfolio holdings (as of November 30, 2025)

Top ten holdings[3,4]	(%)
Chevron Corp.	9.7%
Marathon Petroleum Corp.	5.7%
First Solar, Inc.	5.4%
Suncor Energy, Inc.	5.1%
TC Energy Corp.	4.8%
Energy Transfer LP	4.5%
ConocoPhillips	4.5%
Shell PLC	4.4%
EQT Corp.	3.8%
Nextpower, Inc.	3.7%

Sector diversification[3,5]	(%)
Integrated Oils	25.6%
Exploration & Production	13.9%
Midstream - Oil & Gas	13.3%
Power Generation	9.9%
Renewable Energy Equipment	8.4%
Refining & Marketing	6.7%
Integrated Electric Utilities	5.9%
Measurement Instruments	3.7%
Oilfield Services & Equipment	3.3%
Other (includes short-term Investments)	9.3%

Country diversification[3,5]	(%)
United States	68.5%
Canada	15.8%
Denmark	5.2%
Germany	5.1%
Spain	2.2%
Netherlands	1.1%
Australia	0.6%
Finland	0.5%
Other (includes short-term Investments)	1.0%

Largest Holdings [Text Block]

Top ten holdings[3,4]	(%)
Chevron Corp.	9.7%
Marathon Petroleum Corp.	5.7%
First Solar, Inc.	5.4%
Suncor Energy, Inc.	5.1%
TC Energy Corp.	4.8%
Energy Transfer LP	4.5%
ConocoPhillips	4.5%
Shell PLC	4.4%
EQT Corp.	3.8%
Nextpower, Inc.	3.7%

Class R
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Future of Energy Fund, Inc.
Class Name	Class R
Trading Symbol	MLORX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Cohen & Steers Future of Energy Fund, Inc. (Fund) for the period December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$148	1.40%

Expenses Paid, Amount	$ 148
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last year and what affected its performance?

The share class had a 11.98% total return in the 12 months ended November 30, 2025, compared with the Linked Index,[1] which returned -1.97%, and the MSCI World Index - net, which returned 16.99%.

An out-of-index allocation to the renewable energy equipment sector helped the Fund's relative performance in the period compared with the Linked Index,[1] as the Fund's holdings in the sector had a sizable gain. Stock selection in the exploration & production sector also aided performance, due in part to a non-investment in Texas Pacific Land, which had a large decline in the period. An out-of-index allocation to power generation companies further contributed positively to relative performance.

Factors that detracted from relative performance included an underweight and stock selection in the refining & marketing sector, due mainly to the timing of an allocation to Valero Energy. An out-of-index position in the drilling support sector detracted as well; the allocation consisted of a position in Seadrill Limited, which had a significant decline in the period. The timing of the Fund's allocation to renewable energy development further hindered performance.

The Fund used derivatives in the form of forward foreign currency exchange contracts to manage currency risk on certain Fund positions denominated in foreign currencies. The currency exchange contracts significantly detracted from the Fund's total return for the 12 months ended November 30, 2025.

Top contributors	Top detractors
Renewable Energy Equipment	Refining & Marketing
Exploration & Production	Drilling & Drilling Support
Power Generation	Renewable Energy Project Development

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average annual total returns (%)* (as of November 30, 2025)
	1 Year	5 Years	10 Years
Class R2	11.98%	20.48%	7.62%
MSCI World Index - net	16.99%	12.90%	11.88%
Linked Index[1]	-1.97%	15.61%	7.66%

No Deduction of Taxes [Text Block]	Unless otherwise noted, index performance does not reflect the deductions of any fees, taxes or expenses.
Net Assets	$ 123,778,411
Holdings Count | shares	39
Advisory Fees Paid, Amount	$ 525,806
Investment Company, Portfolio Turnover	115.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of November 30, 2025)
Net assets	$123,778,411
Number of portfolio holdings (excluding derivatives)	39
Portfolio turnover rate	115%
Net advisory fees paid	$525,806

Holdings [Text Block]
Portfolio holdings (as of November 30, 2025)

Top ten holdings[3,4]	(%)
Chevron Corp.	9.7%
Marathon Petroleum Corp.	5.7%
First Solar, Inc.	5.4%
Suncor Energy, Inc.	5.1%
TC Energy Corp.	4.8%
Energy Transfer LP	4.5%
ConocoPhillips	4.5%
Shell PLC	4.4%
EQT Corp.	3.8%
Nextpower, Inc.	3.7%

Sector diversification[3,5]	(%)
Integrated Oils	25.6%
Exploration & Production	13.9%
Midstream - Oil & Gas	13.3%
Power Generation	9.9%
Renewable Energy Equipment	8.4%
Refining & Marketing	6.7%
Integrated Electric Utilities	5.9%
Measurement Instruments	3.7%
Oilfield Services & Equipment	3.3%
Other (includes short-term Investments)	9.3%

Country diversification[3,5]	(%)
United States	68.5%
Canada	15.8%
Denmark	5.2%
Germany	5.1%
Spain	2.2%
Netherlands	1.1%
Australia	0.6%
Finland	0.5%
Other (includes short-term Investments)	1.0%

Largest Holdings [Text Block]

Top ten holdings[3,4]	(%)
Chevron Corp.	9.7%
Marathon Petroleum Corp.	5.7%
First Solar, Inc.	5.4%
Suncor Energy, Inc.	5.1%
TC Energy Corp.	4.8%
Energy Transfer LP	4.5%
ConocoPhillips	4.5%
Shell PLC	4.4%
EQT Corp.	3.8%
Nextpower, Inc.	3.7%

Class Z
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Future of Energy Fund, Inc.
Class Name	Class Z
Trading Symbol	MLOZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Cohen & Steers Future of Energy Fund, Inc. (Fund) for the period December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$96	0.90%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last year and what affected its performance?

The share class had a 12.54% total return in the 12 months ended November 30, 2025, compared with the Linked Index,1 which returned -1.97%, and the MSCI World Index - net, which returned 16.99%.

An out-of-index allocation to the renewable energy equipment sector helped the Fund's relative performance in the period compared with the Linked Index,[1] as the Fund's holdings in the sector had a sizable gain. Stock selection in the exploration & production sector also aided performance, due in part to a non-investment in Texas Pacific Land, which had a large decline in the period. An out-of-index allocation to power generation companies further contributed positively to relative performance.

Factors that detracted from relative performance included an underweight and stock selection in the refining & marketing sector, due mainly to the timing of an allocation to Valero Energy. An out-of-index position in the drilling support sector detracted as well; the allocation consisted of a position in Seadrill Limited, which had a significant decline in the period. The timing of the Fund's allocation to renewable energy development further hindered performance.

The Fund used derivatives in the form of forward foreign currency exchange contracts to manage currency risk on certain Fund positions denominated in foreign currencies. The currency exchange contracts significantly detracted from the Fund's total return for the 12 months ended November 30, 2025.

Top contributors	Top detractors
Renewable Energy Equipment	Refining & Marketing
Exploration & Production	Drilling & Drilling Support
Power Generation	Renewable Energy Project Development

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average annual total returns (%)* (as of November 30, 2025)
	1 Year	5 Years	10 Years
Class Z2	12.54%	21.08%	8.19%
MSCI World Index - net	16.99%	12.90%	11.88%
Linked Index[1]	-1.97%	15.61%	7.66%

No Deduction of Taxes [Text Block]	Unless otherwise noted, index performance does not reflect the deductions of any fees, taxes or expenses.
Net Assets	$ 123,778,411
Holdings Count | shares	39
Advisory Fees Paid, Amount	$ 525,806
Investment Company, Portfolio Turnover	115.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of November 30, 2025)
Net assets	$123,778,411
Number of portfolio holdings (excluding derivatives)	39
Portfolio turnover rate	115%
Net advisory fees paid	$525,806

Holdings [Text Block]
Portfolio holdings (as of November 30, 2025)

Top ten holdings[3,4]	(%)
Chevron Corp.	9.7%
Marathon Petroleum Corp.	5.7%
First Solar, Inc.	5.4%
Suncor Energy, Inc.	5.1%
TC Energy Corp.	4.8%
Energy Transfer LP	4.5%
ConocoPhillips	4.5%
Shell PLC	4.4%
EQT Corp.	3.8%
Nextpower, Inc.	3.7%

Sector diversification[3,5]	(%)
Integrated Oils	25.6%
Exploration & Production	13.9%
Midstream - Oil & Gas	13.3%
Power Generation	9.9%
Renewable Energy Equipment	8.4%
Refining & Marketing	6.7%
Integrated Electric Utilities	5.9%
Measurement Instruments	3.7%
Oilfield Services & Equipment	3.3%
Other (includes short-term Investments)	9.3%

Country diversification[3,5]	(%)
United States	68.5%
Canada	15.8%
Denmark	5.2%
Germany	5.1%
Spain	2.2%
Netherlands	1.1%
Australia	0.6%
Finland	0.5%
Other (includes short-term Investments)	1.0%

Largest Holdings [Text Block]

Top ten holdings[3,4]	(%)
Chevron Corp.	9.7%
Marathon Petroleum Corp.	5.7%
First Solar, Inc.	5.4%
Suncor Energy, Inc.	5.1%
TC Energy Corp.	4.8%
Energy Transfer LP	4.5%
ConocoPhillips	4.5%
Shell PLC	4.4%
EQT Corp.	3.8%
Nextpower, Inc.	3.7%